CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Common Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Gardner Denver Holdings, Inc. Stockholders' Equity [Member]	Noncontrolling Interests [Member]	Total
Balance at beginning of period at Dec. 31, 2016	$ 1.5	$ 1,222.4	$ (596.2)	$ (342.4)	$ (19.4)		$ 5.9
Balance at beginning of period (in shares) at Dec. 31, 2016	150.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for initial public offering (in shares)	47.5
Common stock issued for initial public offering, net of underwriting discounts and commissions	$ 0.5	897.2
Costs related to initial public offering		(4.6)
Issuance of common stock for stock-based compensation plans (in shares)	0.3
Issuance of common stock for stock-based compensation plans	$ 0.0	0.7
Issuance of treasury stock for stock-based compensation plans		0.0			0.0
Stock-based compensation		157.3
Purchase of noncontrolling interest		2.4					(7.6)
Net Income (Loss)			18.4				0.1	$ 18.5
Transfer of noncontrolling interest AOCI to consolidated AOCI							1.6
Foreign currency translation adjustments, net				106.0				106.0
Unrecognized gains on cash flow hedges, net				12.4				12.4
Pension and other postretirement prior service cost and gain or loss, net				24.2				24.2
Purchases of treasury stock					(3.6)
Share repurchase program					0.0
Balance at end of period at Dec. 31, 2017	$ 2.0	2,275.4	(577.8)	(199.8)	(23.0)	$ 1,476.8	0.0	1,476.8
Balance at end of period (in shares) at Dec. 31, 2017	198.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12) | ASU 2017-12 [Member]			0.0	0.0				0.3
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12) | ASU 2018-02 [Member]			0.0	0.0
Common stock issued for initial public offering (in shares)	0.0
Common stock issued for initial public offering, net of underwriting discounts and commissions	$ 0.0	0.0
Costs related to initial public offering		0.0
Issuance of common stock for stock-based compensation plans (in shares)	2.7
Issuance of common stock for stock-based compensation plans	$ 0.0	6.8
Issuance of treasury stock for stock-based compensation plans		(10.4)			10.7
Stock-based compensation		10.9
Purchase of noncontrolling interest		0.0					0.0
Net Income (Loss)			269.4				0.0	269.4
Transfer of noncontrolling interest AOCI to consolidated AOCI							0.0
Foreign currency translation adjustments, net				(61.0)				(61.0)
Unrecognized gains on cash flow hedges, net				18.1				18.1
Pension and other postretirement prior service cost and gain or loss, net				(4.6)				(4.6)
Purchases of treasury stock					(11.5)
Share repurchase program					(29.2)
Balance at end of period at Dec. 31, 2018	$ 2.0	2,282.7	(308.7)	(247.0)	(53.0)	1,676.0	0.0	1,676.0
Balance at end of period (in shares) at Dec. 31, 2018	201.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12) | ASU 2017-12 [Member]			(0.3)	0.3
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12) | ASU 2018-02 [Member]			0.0	0.0				(8.2)	[1]
Common stock issued for initial public offering (in shares)	0.0
Common stock issued for initial public offering, net of underwriting discounts and commissions	$ 0.0	0.0
Costs related to initial public offering		0.0
Issuance of common stock for stock-based compensation plans (in shares)	5.7
Issuance of common stock for stock-based compensation plans	$ 0.1	34.5
Issuance of treasury stock for stock-based compensation plans		(26.4)			34.8
Stock-based compensation		11.2
Purchase of noncontrolling interest		0.0					0.0
Net Income (Loss)			159.1				0.0	159.1
Transfer of noncontrolling interest AOCI to consolidated AOCI							0.0
Foreign currency translation adjustments, net				(1.5)				(1.5)
Unrecognized gains on cash flow hedges, net				7.2				7.2
Pension and other postretirement prior service cost and gain or loss, net				(6.5)				(6.5)
Purchases of treasury stock					(18.6)
Share repurchase program					0.0
Balance at end of period at Dec. 31, 2019	$ 2.1	$ 2,302.0	(141.4)	(256.0)	$ (36.8)	$ 1,869.9	$ 0.0	$ 1,869.9
Balance at end of period (in shares) at Dec. 31, 2019	206.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12) | ASU 2017-12 [Member]			0.0	0.0
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12) | ASU 2018-02 [Member]			$ 8.2	$ (8.2)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.